Vessel Sales and Write-downs (Details Textual) (USD $)	12 Months Ended			1 Months Ended								12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2010	Dec. 31, 2009 Vessel	Feb. 28, 2010 1992 built Aframax tanker [Member]	Jul. 31, 2009 1992 built Aframax tanker [Member] Vessel	Aug. 31, 2010 1995 built Aframax [Member]	Apr. 30, 2010 1995 built Aframax [Member]	Aug. 31, 2010 1990 built product Tanker [Member]	Nov. 30, 2010 2000 built LPG Tanker [Member]	Mar. 31, 2011 1988-built FSO unit [Member]	Feb. 28, 2009 2009 built product tanker and 1993 built Aframax Tanker [Member]	Dec. 31, 2011 2009 built product tanker and 1993 built Aframax Tanker [Member]	May 31, 2009 2007 built product tanker and 2005 built product tanker [Member]	Sep. 30, 2009 1989 built product tanker [Member]	Dec. 31, 2010 Shuttle Equipment [Member]	Dec. 31, 2011 Shuttle Equipment [Member]	Dec. 31, 2011 PTH [Member]
Vessel Sales and Write Downs on Vessels and Equipment (Textual) [Abstract]
Realized gain (loss) on sale of tanker				$ (200,000)		$ (1,900,000)			$ 4,300,000	$ (200,000)	$ 17,700,000		$ 29,800,000
Proceeds from sale of tankers	33,424,000	70,958,000	219,834,000			17,200,000	17,300,000	4,000,000	21,600,000
Deferred gain loss on sale of tanker											17,600,000
Amortization Period of Deferred Gain on sale of tanker												4 years
Written down for impairment of vessels	155,920,000	19,432,000	24,221,000		7,100,000									4,000,000	19,400,000
Number of vessel held for sale	2
Number of vessels sold at their written down value					2
Number of vessels value written down for impairment			3
Written down estimated fair value	112,100,000															36,900,000
Written Down of Investments																	$ 19,400,000
Number of impaired vessels sold			2
Percentage of Joint venture interests	33.00%																50.00%